CONSOLIDATED STATEMENT OF OPERATIONS (USD $)	7 Months Ended
Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 0
Cost of goods sold	0
Gross revenues	0
Operating expenses:
General and administrative	53,265
Payroll	108,588
Professional fees	391,132
Office expense	8,269
Loss on expired option to acquire real estate	150,000
Total operating expenses	711,254
Net loss from continuing operations	(711,254)
Discontinued operations
Income from discontinued operations (including $0 gain on disposal)	1,957
Other income (expense)
Interest Expense	(871)
Amortization of debt discount	(794)
Total other income (expense)	(1,665)
Net loss	$ (710,962)
Weighted average number of common shares Outstanding - basic and fully diluted	14,026,127
Net loss per share - basic and fully diluted from continuing operations	$ (0.05)
Net loss per share - basic and fully diluted from discontinued operations	$ 0.00
Net loss per share - basic and fully diluted	$ (0.05)